Average Annual Total Returns{- Fidelity Series Emerging Markets Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-14 - Fidelity Series Emerging Markets Fund	Fidelity Series Emerging Markets Fund Return Before Taxes Past 1 year	Fidelity Series Emerging Markets Fund Return Before Taxes Since Inception		Fidelity Series Emerging Markets Fund After Taxes on Distributions Past 1 year	Fidelity Series Emerging Markets Fund After Taxes on Distributions Since Inception		Fidelity Series Emerging Markets Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Emerging Markets Fund After Taxes on Distributions and Sales Since Inception		MC041 Past 1 year	MC041 Since Inception
Total	17.85%	7.40%	[1]	17.33%	6.81%	[1]	10.71%	5.51%	[1]	18.32%	10.86%	[1]

[1]	(a)From August 29, 2018